Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Clayton Street Trust
Prospectus Date	rr_ProspectusDate	May 01, 2018
Protective Life Dynamic Allocation Series - Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Protective Life Dynamic Allocation Series – Moderate Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Protective Life Dynamic Allocation Series – Moderate Portfolio (“Moderate Portfolio”) seeks total return through growth of capital and income, balanced by capital preservation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable annuity contracts that invest in Shares of the Portfolio should refer to the variable annuity contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which the Portfolio invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Portfolio incurs as a result of investing in shares of an underlying fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (including the operating expenses of the underlying funds) without waivers (and recoupment) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to achieve its investment objective by investing in a dynamic portfolio of exchange-traded funds (“ETFs”) (also referred to in this Prospectus as “underlying ETFs” or “underlying funds”) across seven different equity asset classes, as well as fixed-income investments, and a cash allocation, including money market instruments. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program (the “Allocation Adjustment Program”). Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 65% global equity investments and 35% fixed-income investments. The Portfolio seeks to mitigate market risk by adjusting the allocation of equity assets between market exposure and cash and/or money market instruments, based on historical market indicators. Unless otherwise noted, references to cash throughout this Prospectus refer to the cash allocation portion of the Portfolio, which will consist of cash and/or money market instruments. The Portfolio’s fixed-income allocation is expected to remain constant over time, subject to market movements.

The Allocation Adjustment Program
The Allocation Adjustment Program, a proprietary methodology co-developed by Janus Capital and Protective Life, allocates the Portfolio’s assets among seven different equity asset classes, as well as cash. The Portfolio’s fixed income allocation is expected to remain constant over time, subject to market movements.

The Portfolio’s asset allocation is intended to diversify investments throughout the world among equity investments and fixed-income investments, and mitigate market risk by adjusting equity investments between market exposure and cash. The portfolio managers oversee the Allocation Adjustment Program and are responsible for the day-to-day management of the Portfolio. Within the parameters of each asset class’ allocation relative to the Portfolio’s total assets, and the target allocation ranges within each asset class, the portfolio managers review the allocation of Portfolio assets in the underlying ETFs and may, without shareholder notice, cease investing in one or more underlying ETFs, modify the underlying ETFs’ weightings or add or substitute other underlying ETFs that provide similar investment exposure, to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations.

Equity and Cash Allocations.  The equity and cash allocations are adjusted weekly, as needed, based on historical market indicators (the 252-day moving average for each equity class, as discussed further below), subject to the respective asset class’ allocation. Accordingly, in any given week, each equity asset class component will represent the combined allocation to such equity investments plus cash, if any. Within each equity asset class, the amount invested by the Portfolio to gain or maintain market exposure versus the amount to be held in cash depends on the market indicator as established by the Allocation Adjustment Program.

Fixed-Income Allocation.  The fixed-income allocation is expected to remain constant over time, subject to market movement, and will be rebalanced to its target allocation on a quarterly basis. The Portfolio will generally obtain fixed-income exposure by investing in unaffiliated ETFs that provide broad exposure to the total U.S. investment-grade bond market.

Market Indicators.  The Allocation Adjustment Program compares the current valuation of an equity asset class compared to its 252-day moving average. If the current valuation of a given equity asset class is more than 2% below its 252-day moving average, the Allocation Adjustment Program signals the portfolio managers to move to the next lower target allocation, down to a minimum of 0%. If the valuation of a given equity asset class is between 98% and 100% of its 252-day moving average, the Allocation Adjustment Program will signal no change. If the current valuation of a given equity asset class is above its 252-day moving average by any amount, the Allocation Adjustment Program signals the portfolio managers to move to the next higher target allocation, up to the maximum target allocation for that equity class.

Trading Increments.  The Allocation Adjustment Program allows for five different target allocations within each equity asset class: 0%, 25%, 50%, 75%, and 100%. The target reflects the desired allocation to equity, with the remainder held in cash. The target allocation for each of the equity asset classes at the outset is 100%.

As an example of how the Allocation Adjustment Program works, assume the target allocation is 100% for the U.S. Large Cap Equity asset class, and 26% of the Portfolio’s assets are invested in underlying ETFs that comprise the U.S. Large Cap Equity asset class. If the following week, the U.S. Large Cap Equity asset class is valued 5% below its 252-day moving average, the Allocation Adjustment Program will signal the portfolio managers to move to the next lower target allocation (75%) for this asset class. If, as a result of market movement, the asset class now represents 24% of the Portfolio’s assets, the Portfolio’s assets invested in the underlying ETFs that comprise the U.S. Large Cap Equity asset class will be reduced to a target of 18% of the Portfolio’s assets, with the remaining target of 6% held in cash. If in the third week, the performance of the U.S. Large Cap Equity class is flat, but its valuation remains more than 2% below its 252-trading average, the Allocation Adjustment Program will signal to the portfolio managers to move to the next lower target allocation (50%). If, as a result of market movement, the asset class now represents 22% of the Portfolio’s assets, the Portfolio’s assets invested in the underlying ETFs that comprise the U.S. Large Cap Equity asset class will be further reduced to a target of 11% of the Portfolio’s assets, with the remaining target of 11% held in cash.

The table below shows, for each asset class, the class’ target allocation within the Portfolio, the approximate range of potential market exposure within the asset class, and the approximate trading increment upon a trade signal. Each figure is shown as a percentage of the Portfolio’s total assets.

Moderate Portfolio
Asset Class	Asset Class Target Allocation Within the Portfolio(1)	Approximate Range of Market Exposure Within the Asset Class	Approximate Trading Increment(2)
U.S. Large Cap Equity	26.00%	0%-26.00%	6.50%
U.S. Small Cap Equity	9.75%	0%-9.75%	2.44%
U.S. High Growth Equity	9.75%	0%-9.75%	2.44%
U.K. Equity	6.50%	0%-6.50%	1.63%
European Equity	6.50%	0%-6.50%	1.63%
Japan Equity	3.25%	0%-3.25%	0.81%
Asia Equity, ex-Japan	3.25%	0%-3.25%	0.81%
Global Equity Total	65.00%	0%-65.00%	N/A
Fixed Income	35.00%	35.00%	N/A
Cash and Money Market Instruments	N/A	0%-65.00%	N/A

(1)	Represents the target allocation to the respective asset class as a percentage of the Portfolio’s total assets plus, with respect to the equity classes, the remainder, if any, held in cash and/or money market instruments.
(2)	Represents the approximate trading increment response to an Allocation Adjustment Program signal, as a percentage of the Portfolio’s total assets, to be reallocated from one target allocation to the next.

At no time will an individual asset class exposure be less than zero (i.e., no short exposure), and generally an asset class exposure will not be greater than its maximum target allocation, except due to market movements between periodic rebalancing of the Portfolio. To the extent market movements between periodic rebalancing of the Portfolio results in an asset class exposure in excess of its maximum target allocation, the Portfolio will continue to buy and sell assets reflecting the Portfolio’s current composition as it manages purchase and redemption orders for the Portfolio, and when it implements trades directed by the weekly Allocation Adjustment Program.

The portfolio managers may change the Portfolio’s allocations among the asset classes without shareholder notice, unless Janus Capital determines it would be a material change to the Portfolio’s investment strategy, in which case shareholders would receive advance notice.

The Underlying Funds
The Portfolio will obtain the desired market exposure by investing primarily in unaffiliated ETFs that seek to track the performance of one or more broad-based indices, using a passive investment strategy. Because it invests primarily in ETFs, the Portfolio is considered a “fund of funds.” The Portfolio will normally allocate its investments to underlying ETFs to diversify investments throughout the world and provide varying exposure to large-, mid-, or small-capitalization companies, U.S. based and non-U.S. based companies (including those with exposure to emerging markets), bonds (including U.S. Treasury, government-related, and corporate), mortgage-backed pass-through securities, commercial mortgage-backed securities, and asset-backed securities. The Portfolio does not currently intend to invest in affiliated ETFs, but may determine to do so in the future.

The table below shows, for each asset class, the ETFs in which the Portfolio, as of the date of this Prospectus, expects to invest. The portfolio managers may choose in their sole discretion, without shareholder notice, to remove, add or substitute other ETFs that provide similar investment exposure in order to obtain the desired market exposure, to further diversify and/or mitigate risk for the Portfolio, or for other reasons, including the liquidity of one or more of the ETFs.

Asset Class	Potential Underlying Funds
Global Equity Investments (Stocks)	Exchange-Traded Funds	Ticker
U.S. Large Cap Equity	SPDR® S&P 500® ETF iShares® Core S&P 500 ETF* Vanguard S&P 500 ETF	SPY IVV VOO
U.S. Small Cap Equity	iShares® Russell 2000 ETF* iShares® Core S&P Small-Cap ETF*	IWM IJR
U.S. High Growth Equity	PowerShares QQQ TrustSM, Series 1	QQQ
U.K. Equity	iShares® MSCI United Kingdom ETF*	EWU
European Equity	SPDR® Euro Stoxx 50® ETF Vanguard FTSE Europe ETF	FEZ VGK
Japan Equity	iShares® MSCI Japan ETF*	EWJ
Asia Equity, ex-Japan	iShares® MSCI All Country Asia ex-Japan ETF*	AAXJ
Fixed-Income Securities (Bonds)	iShares® Core U.S. Aggregate Bond ETF* Vanguard Total Bond Market ETF	AGG BND
*	iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in iShares® Core S&P 500 ETF, iShares® Russell 2000 ETF, iShares® Core S&P Small-Cap ETF, iShares® MSCI United Kingdom ETF, iShares® MSCI Japan ETF, iShares® MSCI All Country Asia ex-Japan ETF, and iShares® Core U.S. Aggregate Bond ETF.

Refer to Appendix A in this Prospectus for a brief description of the investment objective and strategies of each of the potential underlying ETFs in which the Portfolio, as of the date of this Prospectus, expects to invest.

As a result of its investments in the underlying ETFs, the Portfolio will have exposure to foreign markets, including emerging markets (which include, but are not limited to, Asia, China, Europe, India, Japan, North America, and South Korea) and various economic sectors (which include, but are not limited to, consumer discretionary, consumer staples, energy, financials, healthcare, industrials, and information technology). Please refer to “Principal Investment Risks – Main Risks Associated with the Underlying Funds and Securities” and “Additional Information About the Portfolios – Risks of the Portfolios – Risks Associated with the Underlying Funds and Securities” in this Prospectus for more detail.

Cash Allocation
The Portfolio’s allocation to cash and money market instruments (eligible securities as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act")) may be as low as 0% or as high as 65% of its assets, depending on prevailing market conditions and the weekly results of the Allocation Adjustment Program. Securities that the Portfolio may invest in as a means of receiving a return on the portion of the Portfolio’s assets allocated to cash include high-quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes, bonds, and floating interest rate securities. Obligations of financial institutions include certificates of deposit and time deposits. The Portfolio may also invest in repurchase agreements, including those secured by U.S. Treasuries, or other instruments issued or guaranteed by U.S. Government agencies. Some government agencies backed by the full faith and credit of the United States are supported by the issuer’s ability to borrow from the United States Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. With respect to these money market instruments, the Portfolio will:

  acquire only high-quality (first or second tier securities as defined by Rule 2a-7 under the 1940 Act), short-term money market instruments that present minimal credit risks, as determined by Janus Capital;

  acquire only U.S. dollar-denominated instruments that have a remaining maturity of 397 calendar days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act); and

  maintain a dollar-weighted average portfolio maturity of 1-7 days.

The Portfolio may also invest in affiliated or unaffiliated money market funds that invest in the instruments described above.

The Portfolio may also invest its cash in a cash sweep program, an arrangement in which the Portfolio’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day. To the extent the Portfolio invests through a sweep program, it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Portfolio from accessing its cash.

When market indicators from the Allocation Adjustment Program dictate a more defensive position, the resulting allocations may result in the Portfolio holding a substantial portion of its assets in cash for a prolonged period. In that case, the Portfolio may not achieve its investment objective.

Due to the nature of the Allocation Adjustment Program, the Portfolio may have higher portfolio turnover compared to other funds of funds. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover also may have a negative effect on the Portfolio’s performance.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking growth of capital and income, balanced by capital preservation. Investments in a portfolio with common stock exposure tend to be more volatile than many other investment choices.

Main Risks Associated with the Portfolio
Allocation Risk.  The Portfolio’s ability to achieve its investment objective depends largely upon the Portfolio’s allocation of assets among the underlying ETFs and cash, using the Allocation Adjustment Program (a quantitative-based process that allocates equity investments between market exposure and cash, based on historical market indicators). You could lose money on your investment in the Portfolio as a result of these allocations. The Portfolio will typically invest in a range of different underlying ETFs and cash; however, to the extent that the Portfolio invests a significant portion of its assets in a single underlying ETF, it will be more sensitive to the risks associated with that underlying ETF and any investments in which that underlying ETF focuses. To the extent the Portfolio’s assets are allocated to the cash asset class, the Portfolio will be subject to risks associated with its cash holdings, may generate returns that are lower than inflation and, in periods of rising market prices, the Portfolio may be unable to participate in such price increases as fully as it may have if its assets were allocated to underlying ETFs.

Investment Process Risk.  No assurance can be given that the Portfolio’s investment strategy will be successful under all or any market conditions. Janus Capital has limited prior experience using the Allocation Adjustment Program, a proprietary methodology co-developed by Janus Capital and Protective Life. Although the Allocation Adjustment Program is designed to achieve the Portfolio’s investment objective, there is no guarantee that it will achieve the desired results, and there is a risk that it may not be successful in identifying how the Portfolio’s assets should be adjusted to reduce the risk of loss in down markets while participating in the upside growth of markets. Historical performance does not indicate future performance, and the assumption that markets will continue to rise where an asset class is valued higher (or continue to fall where an asset class is valued lower) than its 252-day moving average may prove to be incorrect under certain market conditions. In such cases, implementing a signal from the Allocation Adjustment Program may result in maintaining or increasing market exposure (or a reduction in exposure), might not provide the intended results, and may adversely impact the Portfolio’s performance.

Fund of Funds Structure Risk.  The Portfolio pursues its investment objective by investing its assets directly in the underlying ETFs or cash. The allocation of the Portfolio’s assets to underlying ETFs may not be successful in achieving the Portfolio’s investment objective. There is a risk that you may experience lower returns by investing in the Portfolio instead of investing directly in an underlying fund. The Portfolio’s returns are directly related to the aggregate performance and expenses of the underlying funds in which it invests. The Portfolio, as a shareholder in the underlying fund, will indirectly bear its pro rata share of the expenses incurred by the underlying funds. The Portfolio’s return will be net of these expenses, and these expenses may be higher or lower depending upon the allocation of the Portfolio’s assets among the underlying funds and the actual expenses of the underlying funds. There is additional risk for the Portfolio with respect to aggregation of holdings of underlying funds. The aggregation of holdings of underlying funds may result in the Portfolio indirectly having increased exposure to a particular industry, geographical sector, or single company. Such indirect exposure may have the effect of increasing the volatility of the Portfolio’s returns. The Portfolio does not control the investments of the underlying funds, or any indirect exposure that occurs as a result of the underlying funds following their investment objectives.

Nondiversification Risk.  The Portfolio is classified as nondiversified under the 1940 Act. This gives the Portfolio more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return.

Cash Holdings Risk.  To the extent the Portfolio’s assets are allocated to the cash asset class, the Portfolio may be subject to the following risks:

  Credit Quality Risk.  The value of the securities which the Portfolio may hold may fall based on an issuer’s actual or perceived creditworthiness, or an issuer’s ability to meet its obligations. The credit quality of the Portfolio’s holdings can change rapidly in certain market environments and any downgrade or default of a portfolio security could result in a decline in the Portfolio’s income and potentially in the value of the Portfolio’s investments.

  Counterparty Risk.  Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Additionally, to the extent the Portfolio purchases shares of affiliated or non-affiliated money market funds, or cash management pooled investment vehicles, it would bear its pro rata portion of such fund’s expenses, in addition to the expenses the Portfolio bears directly in connection with its own operation.

Securities Lending Risk.  The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Main Risks Associated with the Underlying Funds and Securities
The biggest risk is that the underlying ETFs’ returns will vary, and you could lose money. There can be no assurance that an underlying ETF will achieve its investment objective. Additional information is available in the underlying ETFs’ prospectuses and statements of additional information available on the SEC’s website at http://www.sec.gov.

Exchange-Traded Funds Risk.  ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Trading of an underlying ETF’s shares may be halted by the activation of individual or market-wide “circuit breakers” (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an ETF’s shares may also be halted if (1) the shares are delisted from an exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

Market Risk.  The market price of investments owned by the Portfolio or an underlying ETF may go up or down. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole, and its impact on specific equity securities held by the underlying funds will vary.

Equity Securities Risk.  Up to 65% of the Portfolio’s assets may be allocated to equity investments through investments in underlying ETFs. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of an underlying fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of an underlying fund’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the underlying fund holds participate.

Passive Investment Risk.  The underlying ETFs are not actively managed and therefore an underlying ETF might not sell shares of a security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the index or the selling of shares is otherwise required upon a rebalancing of the index the underlying ETF seeks to track. Maintaining investments in securities without attempting to take defensive positions, regardless of market conditions or the performance of individual securities, could cause an underlying ETF’s return to be lower than if it had employed an active strategy.

Fixed-Income Securities Risk.  Up to 35% of the Portfolio’s assets may be allocated to fixed-income securities through investments in underlying ETFs. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause an underlying fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, income risk, call risk, prepayment risk, extension risk, valuation risk, and liquidity risk.

  Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

  Income risk is the risk that an underlying ETF’s income may decline when interest rates fall, or when there is a change in an underlying fund’s investments because (i) the bonds in the underlying fund’s portfolio mature and it subsequently invests in lower-yielding bonds, (ii) the bonds in the ETF’s underlying index are substituted, or (iii) the underlying fund otherwise needs to purchase additional bonds.

  Call risk is the risk that during periods of falling interest rates, an issuer of a callable bond held by an underlying ETF may “call” or repay the security before its stated maturity, and the underlying fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the underlying fund’s income.

  Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments.

  Extension risk is the risk that during periods of rising interest rates, certain debt obligations may be paid off more slowly than expected and the value of those securities may fall sharply, resulting in a decline in an underlying ETF’s income and potentially in the value of an underlying fund’s investments.

  Valuation risk is the risk that one or more of the fixed-income securities in which an underlying ETF invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult.

  Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that an underlying ETF seeks to sell. Liquidity risk may be increased to the extent that an underlying fund invests in Rule 144A and restricted securities.

Foreign Exposure Risk.  Certain underlying ETFs may have significant exposure to foreign markets, including emerging markets, as a result of their investments in foreign securities, which can be more volatile than the U.S. markets. As a result, an underlying fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing or a natural disaster in one or more countries or regions where an underlying fund has invested a significant amount of its assets may have a greater effect on an underlying fund’s performance than it would in a more geographically diversified portfolio. An underlying fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Risk of Investing in Europe.  Certain underlying ETFs may have significant exposure to European markets. Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.

Risk of Investing in the United Kingdom.  Certain underlying ETFs may have significant exposure to the United Kingdom. On June 23, 2016, the United Kingdom voted via referendum to leave the European Union (“EU”), which led to significant market volatility around the world, as well as political, economic, and legal uncertainty. There is still considerable uncertainty relating to the potential consequences and precise timeframe for the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom’s exit will increase the likelihood of other countries also departing the EU. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on the United Kingdom and/or Europe for their business activities and revenues.

Focus Risk.  To the extent that an underlying ETF’s investments are focused in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class, the underlying fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the underlying fund’s investments more than the market as a whole.

Large-Capitalization Companies Risk.  Certain underlying ETFs’ investments in securities issued by large-capitalization companies will be subject to the risk that returns on stocks of large companies could trail the returns on investments in stocks of small- and mid-sized companies. Large-cap stocks tend to go through cycles of doing better – or worse – than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Small- and Mid-Sized Companies Risk.  Certain underlying ETFs’ investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce an underlying ETF’s and, indirectly, the Portfolio’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Illiquid Securities Risk.  To the extent the Portfolio or underlying ETF invests in illiquid securities or securities that become less liquid, such investments may have a negative effect on the returns of the Portfolio or underlying fund because the Portfolio or underlying fund may be unable to sell the illiquid securities at an advantageous time or price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk. The Portfolio is classified as nondiversified under the 1940 Act. This gives the Portfolio more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts performance for the last calendar year. The table compares the Portfolio’s average annual returns for the periods indicated to a broad-based securities market index and a style specific index. The indices are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at https://en-us.janushenderson.com/clayton-street-trust or by calling 1-800-668-0434.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts performance for the last calendar year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Portfolio’s average annual returns for the periods indicated to a broad-based securities market index and a style specific index. The indices are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-668-0434
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://en-us.janushenderson.com/clayton-street-trust
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1st Quarter 2017 4.60% Worst Quarter: 2nd Quarter 2017 3.02%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/17)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Portfolio’s primary benchmark index is the MSCI All Country World IndexSM. The Portfolio’s secondary benchmark index is the Protective Life Moderate Allocation Index. The indices are described below.

  The MSCI All Country World IndexSM is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure the equity market performance of global developed and emerging markets.

  The Protective Life Moderate Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (65%) and the Bloomberg Barclays Global Aggregate Bond Index (35%). The Bloomberg Barclays Global Aggregate Bond Index is a broad-based measure of the global investment grade fixed-rate debt markets.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at https://en-us.janushenderson.com/clayton-street-trust or by calling 1-800-668-0434.
Protective Life Dynamic Allocation Series - Moderate Portfolio | Protective Life Dynamic Allocation Series - Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Protective Life Dynamic Allocation Series - Moderate Portfolio
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.90%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Protective Life Dynamic Allocation Series - Moderate Portfolio
1 Year	rr_ExpenseExampleYear01	$ 147
3 Years	rr_ExpenseExampleYear03	456
5 Years	rr_ExpenseExampleYear05	787
10 Years	rr_ExpenseExampleYear10	$ 1,724
2017	rr_AnnualReturn2017	15.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	3.02%
Column	rr_AverageAnnualReturnColumnName	Protective Life Dynamic Allocation Series - Moderate Portfolio
1 Year	rr_AverageAnnualReturnYear01	15.42%
Since Inception	rr_AverageAnnualReturnSinceInception	11.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
Protective Life Dynamic Allocation Series - Moderate Portfolio | MSCI All Country World Index℠ (reflects no deduction for expenses, fees or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World IndexSM
1 Year	rr_AverageAnnualReturnYear01	23.97%
Since Inception	rr_AverageAnnualReturnSinceInception	19.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
Protective Life Dynamic Allocation Series - Moderate Portfolio | Protective Life Moderate Allocation Index (reflects no deduction for expenses, fees or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Protective Life Moderate Allocation Index
1 Year	rr_AverageAnnualReturnYear01	16.45%
Since Inception	rr_AverageAnnualReturnSinceInception	12.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016

[1]	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which the Portfolio invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Portfolio incurs as a result of investing in shares of an underlying fund. The Portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) exceed 0.55% until at least May 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and expiring on the third anniversary of the commencement of operations. Janus Capital may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio, and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment.